Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bernstein Fund Inc
Entity Central Index Key	0001653463
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000163285
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Advisor Class
Trading Symbol	IRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,062	$12,865	$13,103
09/18	$13,262	$13,091	$13,347
09/19	$12,241	$12,931	$12,595
09/20	$12,474	$13,319	$13,473
09/21	$16,243	$16,504	$17,927
09/22	$11,238	$12,351	$12,740
09/23	$13,547	$14,869	$15,162
09/24	$16,989	$18,638	$18,687
03/25	$16,505	$18,123	$17,367

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Advisor Class	-2.85%	6.89%	11.81%	5.55%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,018,468,731
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,350,292
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

C000163291
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	Class Z
Trading Symbol	IRCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,930	$10,756	$10,993
09/17	$13,063	$12,865	$13,103
09/18	$13,264	$13,091	$13,347
09/19	$12,243	$12,931	$12,595
09/20	$12,477	$13,319	$13,473
09/21	$16,248	$16,504	$17,927
09/22	$11,242	$12,351	$12,740
09/23	$13,538	$14,869	$15,162
09/24	$16,979	$18,638	$18,687
03/25	$16,494	$18,123	$17,367

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Class Z	-2.86%	6.80%	11.79%	5.54%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,018,468,731
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,350,292
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

C000163292
Shareholder Report [Line Items]
Fund Name	International Small Cap Portfolio
Class Name	SCB Class
Trading Symbol	IRCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small Cap Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IRCSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IRCSX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$65	1.32%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)	MSCI ACWI ex USA Small Cap Index (net)
12/15	$10,000	$10,000	$10,000
09/16	$10,920	$10,756	$10,993
09/17	$13,026	$12,865	$13,103
09/18	$13,194	$13,091	$13,347
09/19	$12,135	$12,931	$12,595
09/20	$12,349	$13,319	$13,473
09/21	$16,027	$16,504	$17,927
09/22	$11,057	$12,351	$12,740
09/23	$13,302	$14,869	$15,162
09/24	$16,632	$18,638	$18,687
03/25	$16,131	$18,123	$17,367

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
SCB Class	-3.02%	6.55%	11.51%	5.29%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%
MSCI ACWI ex USA Small Cap Index (net)	-7.06%	1.87%	11.84%	6.13%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,018,468,731
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 5,350,292
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,018,468,731
# of Portfolio Holdings	278
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$5,350,292

Holdings [Text Block]

Sector Breakdown

Value	Value
Industrials	20.7%
Financials	13.4%
Information Technology	12.4%
Consumer Discretionary	12.2%
Materials	9.6%
Health Care	7.1%
Communication Services	5.6%
Energy	5.1%
Real Estate	4.6%
Consumer Staples	4.2%
Utilities	1.9%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

Country Breakdown

Value	Value
Japan	25.2%
United Kingdom	10.3%
India	7.0%
South Korea	5.9%
Taiwan	5.1%
Canada	4.5%
France	3.8%
Germany	3.6%
China	2.9%
Sweden	2.8%
Australia	2.7%
Spain	2.4%
South Africa	2.1%
Denmark	1.8%
Others	16.7%
Short-Term Investments	1.4%
Other assets less liabilities	1.8%

C000163278
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Advisor Class
Trading Symbol	STEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,942	$12,865
09/18	$13,095	$13,091
09/19	$12,570	$12,931
09/20	$12,825	$13,319
09/21	$15,393	$16,504
09/22	$11,397	$12,351
09/23	$13,584	$14,869
09/24	$17,380	$18,638
03/25	$17,769	$18,123

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Advisor Class	2.24%	7.27%	11.20%	6.39%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 7,961,957,272
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 26,532,476
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

C000163284
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	Class Z
Trading Symbol	STEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STEZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STEZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,585	$10,756
09/17	$12,951	$12,865
09/18	$13,104	$13,091
09/19	$12,577	$12,931
09/20	$12,831	$13,319
09/21	$15,407	$16,504
09/22	$11,400	$12,351
09/23	$13,594	$14,869
09/24	$17,384	$18,638
03/25	$17,769	$18,123

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
Class Z	2.22%	7.24%	11.18%	6.39%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 7,961,957,272
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 26,532,476
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

C000163277
Shareholder Report [Line Items]
Fund Name	International Strategic Equities Portfolio
Class Name	SCB Class
Trading Symbol	STESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Strategic Equities Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/STESX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/STESX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$47	0.94%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	MSCI ACWI ex USA Index (net)
12/15	$10,000	$10,000
09/16	$10,575	$10,756
09/17	$12,902	$12,865
09/18	$13,013	$13,091
09/19	$12,463	$12,931
09/20	$12,688	$13,319
09/21	$15,196	$16,504
09/22	$11,226	$12,351
09/23	$13,338	$14,869
09/24	$17,033	$18,638
03/25	$17,385	$18,123

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/21/2015
SCB Class	2.07%	7.02%	10.92%	6.14%
MSCI ACWI ex USA Index (net)	-2.76%	6.09%	10.92%	6.62%

Performance Inception Date	Dec. 21, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 7,961,957,272
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 26,532,476
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$7,961,957,272
# of Portfolio Holdings	81
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$26,532,476

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	24.6%
Industrials	18.0%
Information Technology	12.4%
Consumer Discretionary	11.3%
Health Care	8.5%
Communication Services	6.9%
Consumer Staples	5.5%
Energy	4.8%
Real Estate	3.3%
Utilities	2.2%
Materials	1.5%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

Country Breakdown

Value	Value
Japan	15.3%
United Kingdom	14.3%
China	9.9%
Spain	5.9%
Germany	5.7%
Italy	5.6%
Taiwan	5.2%
United States	5.1%
France	4.6%
Canada	4.1%
South Korea	3.2%
Switzerland	3.2%
Singapore	2.2%
Austria	2.0%
Others	12.7%
Short-Term Investments	0.1%
Other assets less liabilities	0.9%

C000163294
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Advisor Class
Trading Symbol	SCRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$41	0.88%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,287	$12,580	$13,174
09/18	$13,840	$14,833	$15,181
09/19	$12,470	$15,464	$13,832
09/20	$12,075	$17,807	$13,885
09/21	$17,826	$23,149	$20,506
09/22	$14,079	$19,568	$15,687
09/23	$16,107	$23,798	$17,088
09/24	$20,433	$32,449	$21,661
03/25	$18,063	$31,811	$19,674

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
Advisor Class	-11.60%	-7.30%	14.46%	6.60%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 633,872,125
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,855,257
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%

C000163300
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	Class Z
Trading Symbol	SCRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41	0.87%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,565	$10,606	$10,911
09/17	$12,280	$12,580	$13,174
09/18	$13,838	$14,833	$15,181
09/19	$12,481	$15,464	$13,832
09/20	$12,077	$17,807	$13,885
09/21	$17,839	$23,149	$20,506
09/22	$14,101	$19,568	$15,687
09/23	$16,124	$23,798	$17,088
09/24	$20,459	$32,449	$21,661
03/25	$18,085	$31,811	$19,674

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
Class Z	-11.61%	-7.30%	14.49%	6.61%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 633,872,125
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,855,257
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%

C000163293
Shareholder Report [Line Items]
Fund Name	Small Cap Core Portfolio
Class Name	SCB Class
Trading Symbol	SCRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small Cap Core Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SCRSX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SCRSX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SCB Class	$53	1.13%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	SCB Class	S&P 500 Index	Russell 2000 Index
12/15	$10,000	$10,000	$10,000
09/16	$10,545	$10,606	$10,911
09/17	$12,230	$12,580	$13,174
09/18	$13,751	$14,833	$15,181
09/19	$12,356	$15,464	$13,832
09/20	$11,933	$17,807	$13,885
09/21	$17,579	$23,149	$20,506
09/22	$13,856	$19,568	$15,687
09/23	$15,805	$23,798	$17,088
09/24	$20,004	$32,449	$21,661
03/25	$17,641	$31,811	$19,674

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 12/29/2015
SCB Class	-11.81%	-7.64%	14.16%	6.33%
S&P 500 Index	-1.97%	8.25%	18.59%	13.31%
Russell 2000 Index	-9.18%	-4.01%	13.27%	7.58%

Performance Inception Date	Dec. 29, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 633,872,125
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,855,257
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$633,872,125
# of Portfolio Holdings	251
Portfolio Turnover Rate	46%
Total Advisory Fees Paid	$2,855,257

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	18.7%
Industrials	17.6%
Health Care	16.5%
Information Technology	13.9%
Consumer Discretionary	9.3%
Real Estate	6.0%
Energy	4.8%
Consumer Staples	2.9%
Materials	2.9%
Utilities	2.8%
Communication Services	2.5%
Short-Term Investments	1.5%
Other assets less liabilities	0.6%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Insmed, Inc.	$5,306,809	0.8%
Mueller Industries, Inc.	$5,169,145	0.8%
Commvault Systems, Inc.	$4,917,064	0.8%
Option Care Health, Inc.	$4,851,410	0.8%
TXNM Energy, Inc.	$4,821,222	0.8%
Magnolia Oil & Gas Corp. - Class A	$4,689,772	0.7%
Jackson Financial, Inc. - Class A	$4,633,369	0.7%
ACI Worldwide, Inc.	$4,484,032	0.7%
Hamilton Lane, Inc. - Class A	$4,335,217	0.7%
SPX Technologies, Inc.	$4,319,796	0.7%
Total	$47,527,836	7.5%